Stockholders' Equity (Successor) (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Input Variables
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.37%
Expected life in years	3
Expected volatility	60%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.

Summary of Share-based Compensation and Tax Benefit Recognized
Total share-based compensation and the related income tax benefit recognized in the Company’s consolidated statements of operations were as follows:

Successor
(in thousands)	Year Ended December 31, 2020
Performance condition awards	$—
Service condition awards	785
Market condition awards	33

Share-based compensation	818
Less: Income tax benefit	—

Share-based compensation, net of income tax benefit	$818

Summary of Changes in the Derivative Liability
The following is an analysis of changes in the derivative liability:

Level 3 (Black Scholes)
Liability at 12-16-2020	$22,113,000
Gain from 12-16-2020 to 12-31-2020	(5,597,000)

Liability at 12-31-2020	$16,516,000

Warrant [Member]
Summary of Input Variables for the Black Scholes	The input variables for the Black Scholes are noted in the table below:

Successor 2020
Risk-free interest rate	0.36%
Expected life in years	5
Expected volatility	30.0%
Expected dividend yield	0%

Restricted Stock [Member]
Summary of Activity of Shares
The following table summarizes activity of Restricted Shares during 2020 (there was no activity prior to December 16, 2020):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Granted on December 16, 2020	1,300,000	$15.30
Vested	(50,000)	15.70
Forfeited	—	—

Non-vested at December 31, 2020	1,250,000	$15.28

Service Condition Shares [Member]
Summary of Activity of Shares
The following table summarizes activity of the restricted shares during 2020 (there was no activity prior to December 16, 2020):

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Granted	950,000	$15.70	250,000	$15.70	100,000	$10.45
Vested	—	—	(50,000)	15.70	—	—
Forfeited	—	—	—	—	—	—

Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45

Performance Shares [Member]
Summary of Input Variables
The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.